FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.2%
COMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 0.7%
AT&T Inc.	68,470	$1,294,768

Entertainment - 1.4%
Activision Blizzard Inc.	10,000	762,500
Electronic Arts Inc.	9,000	998,460
Warner Bros. Discovery Inc.	62,000	968,440	*

Total Entertainment		2,729,400

Interactive Media & Services - 3.4%
Alphabet Inc., Class A Shares	22,000	1,981,320	*
Alphabet Inc., Class C Shares	30,100	2,718,030	*
Meta Platforms Inc., Class A Shares	11,000	1,924,340	*

Total Interactive Media & Services		6,623,690

Media - 0.8%
Comcast Corp., Class A Shares	40,000	1,486,800

TOTAL COMMUNICATION SERVICES		12,134,658

CONSUMER DISCRETIONARY - 9.9%
Automobiles - 1.6%
Harley-Davidson Inc.	24,707	1,174,818
Tesla Inc.	8,802	1,810,659	*

Total Automobiles		2,985,477

Hotels, Restaurants & Leisure - 1.7%
Booking Holdings Inc.	576	1,453,824	*
Expedia Group Inc.	5,462	595,194	*
MGM Resorts International	28,000	1,204,280

Total Hotels, Restaurants & Leisure		3,253,298

Household Durables - 1.7%
PulteGroup Inc.	33,276	1,819,199
Toll Brothers Inc.	23,716	1,421,537

Total Household Durables		3,240,736

Internet & Direct Marketing Retail - 2.3%
Amazon.com Inc.	38,000	3,580,740	*
eBay Inc.	16,761	769,330

Total Internet & Direct Marketing Retail		4,350,070

Multiline Retail - 0.3%
Nordstrom Inc.	34,566	673,346

Specialty Retail - 2.3%
AutoZone Inc.	400	994,616	*
Dick’s Sporting Goods Inc.	5,000	643,150

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2023 Quarterly Report	1

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Specialty Retail - (continued)
Home Depot Inc.	5,589	$1,657,362
Ulta Beauty Inc.	2,100	1,089,480	*

Total Specialty Retail		4,384,608

TOTAL CONSUMER DISCRETIONARY		18,887,535

CONSUMER STAPLES - 6.3%
Beverages - 0.6%
Molson Coors Beverage Co., Class B Shares	21,000	1,116,990

Food & Staples Retailing - 2.1%
Albertsons Cos. Inc., Class A Shares	47,000	934,360
Costco Wholesale Corp.	994	481,275
Kroger Co.	24,788	1,069,355
Walmart Inc.	11,510	1,635,916

Total Food & Staples Retailing		4,120,906

Food Products - 2.6%
Darling Ingredients Inc.	20,000	1,265,400	*
Flowers Foods Inc.	34,566	963,700
Hershey Co.	9,237	2,201,362
Lamb Weston Holdings Inc.	6,000	603,840

Total Food Products		5,034,302

Household Products - 0.6%
Procter & Gamble Co.	7,920	1,089,475

Personal Products - 0.4%
Coty Inc., Class A Shares	60,714	686,068	*

TOTAL CONSUMER STAPLES		12,047,741

ENERGY - 5.0%
Oil, Gas & Consumable Fuels - 5.0%
APA Corp.	30,725	1,179,225
Devon Energy Corp.	19,000	1,024,480
Exxon Mobil Corp.	42,247	4,643,368
Marathon Oil Corp.	51,146	1,286,322
Valero Energy Corp.	11,173	1,471,819

TOTAL ENERGY		9,605,214

FINANCIALS - 12.3%
Banks - 4.6%
Associated Banc-Corp.	39,697	918,986
Bank of America Corp.	5,085	174,415
Citizens Financial Group Inc.	30,172	1,259,983
JPMorgan Chase & Co.	22,300	3,196,705

See Notes to Schedule of Investments.

2	Franklin U.S. Large Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Banks - (continued)
Wells Fargo & Co.	39,482	$1,846,573
Zions Bancorp NA	28,264	1,430,724

Total Banks		8,827,386

Capital Markets - 2.0%
Bank of New York Mellon Corp.	23,000	1,170,240
BGC Partners Inc., Class A Shares	250,000	1,215,000
State Street Corp.	8,500	753,780
Virtu Financial Inc., Class A Shares	32,646	600,033

Total Capital Markets		3,739,053

Consumer Finance - 1.8%
Ally Financial Inc.	19,284	579,484
Bread Financial Holdings Inc.	11,173	458,875
Discover Financial Services	16,000	1,792,000
Synchrony Financial	18,000	642,780

Total Consumer Finance		3,473,139

Diversified Financial Services - 1.4%
Berkshire Hathaway Inc., Class B Shares	5,016	1,530,783	*
Equitable Holdings Inc.	38,407	1,206,748

Total Diversified Financial Services		2,737,531

Insurance - 2.1%
American Financial Group Inc.	7,000	938,770
American International Group Inc.	14,898	910,417
Assured Guaranty Ltd.	8,000	499,280
Everest Re Group Ltd.	3,000	1,151,910
WR Berkley Corp.	9,000	595,710

Total Insurance		4,096,087

Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp.	49,664	683,377

TOTAL FINANCIALS		23,556,573

HEALTH CARE - 14.3%
Biotechnology - 2.1%
Alkermes PLC	32,000	855,680	*
Amgen Inc.	4,400	1,019,304
Exelixis Inc.	45,000	768,600	*
Vertex Pharmaceuticals Inc.	5,000	1,451,450	*

Total Biotechnology		4,095,034

Health Care Equipment & Supplies - 0.4%
QuidelOrtho Corp.	8,550	743,337	*

Health Care Providers & Services - 5.4%
Elevance Health Inc.	4,224	1,983,886

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2023 Quarterly Report	3

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Health Care Providers & Services - (continued)
Henry Schein Inc.	4,598	$360,069	*
McKesson Corp.	3,728	1,304,092
Molina Healthcare Inc.	5,942	1,636,011	*
Premier Inc., Class A Shares	28,928	931,192
UnitedHealth Group Inc.	8,523	4,056,437

Total Health Care Providers & Services		10,271,687

Health Care Technology - 0.5%
Veeva Systems Inc., Class A Shares	5,519	914,278	*

Pharmaceuticals - 5.9%
Bristol-Myers Squibb Co.	27,000	1,861,920
Jazz Pharmaceuticals PLC	8,500	1,193,400	*
Johnson & Johnson	10,000	1,532,600
Merck & Co. Inc.	27,891	2,963,140
Pfizer Inc.	58,666	2,380,079
Viatris Inc.	115,220	1,313,508

Total Pharmaceuticals		11,244,647

TOTAL HEALTH CARE		27,268,983

INDUSTRIALS - 10.0%
Aerospace & Defense - 0.8%
Lockheed Martin Corp.	3,000	1,422,780

Air Freight & Logistics - 0.8%
United Parcel Service Inc., Class B Shares	8,158	1,488,754

Building Products - 1.9%
Builders FirstSource Inc.	13,000	1,102,140	*
Carlisle Cos. Inc.	4,000	1,032,880
Owens Corning	15,000	1,466,850

Total Building Products		3,601,870

Commercial Services & Supplies - 0.5%
CoreCivic Inc.	96,228	934,374	*

Construction & Engineering - 0.5%
EMCOR Group Inc.	6,207	1,037,935

Electrical Equipment - 0.9%
Acuity Brands Inc.	4,966	963,205
nVent Electric PLC	18,000	825,120

Total Electrical Equipment		1,788,325

Machinery - 2.7%
Crane Holdings Co.	6,700	802,526
Cummins Inc.	4,500	1,093,860
Fortive Corp.	15,000	999,900

See Notes to Schedule of Investments.

4	Franklin U.S. Large Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Machinery - (continued)
PACCAR Inc.	12,750	$920,550
Snap-on Inc.	5,700	1,417,476

Total Machinery		5,234,312

Professional Services - 1.0%
ManpowerGroup Inc.	6,053	513,778
Robert Half International Inc.	9,314	750,895
Science Applications International Corp.	5,600	597,184

Total Professional Services		1,861,857

Road & Rail - 0.9%
CSX Corp.	19,204	585,530
Ryder System Inc.	12,000	1,174,920

Total Road & Rail		1,760,450

TOTAL INDUSTRIALS		19,130,657

INFORMATION TECHNOLOGY - 26.4%
Communications Equipment - 1.7%
Arista Networks Inc.	11,522	1,598,101	*
Cisco Systems Inc.	35,000	1,694,700

Total Communications Equipment		3,292,801

Electronic Equipment, Instruments & Components - 0.4%
Avnet Inc.	15,478	692,021

IT Services - 3.6%
Accenture PLC, Class A Shares	6,206	1,648,003
Amdocs Ltd.	8,000	732,880
Cognizant Technology Solutions Corp., Class A Shares	14,000	876,820
GoDaddy Inc., Class A Shares	8,000	605,680	*
Mastercard Inc., Class A Shares	5,991	2,128,543
Visa Inc., Class A Shares	3,864	849,848

Total IT Services		6,841,774

Semiconductors & Semiconductor Equipment - 4.8%
Applied Materials Inc.	10,000	1,161,500
Lam Research Corp.	3,744	1,819,621
NVIDIA Corp.	9,000	2,089,440
QUALCOMM Inc.	15,363	1,897,791
Skyworks Solutions Inc.	5,408	603,371
Texas Instruments Inc.	10,000	1,714,500

Total Semiconductors & Semiconductor Equipment		9,286,223

Software - 8.9%
Adobe Inc.	6,240	2,021,448	*
CrowdStrike Holdings Inc., Class A Shares	11,000	1,327,590	*
Dolby Laboratories Inc., Class A Shares	13,000	1,069,640

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2023 Quarterly Report	5

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Software - (continued)
Dropbox Inc., Class A Shares	65,767	$1,341,647	*
Microsoft Corp.	36,000	8,979,120
Qualys Inc.	8,154	963,395	*
Splunk Inc.	6,438	659,895	*
Teradata Corp.	15,275	622,609	*

Total Software		16,985,344

Technology Hardware, Storage & Peripherals - 7.0%
Apple Inc.	88,000	12,972,080
Xerox Holdings Corp.	28,709	473,412

Total Technology Hardware, Storage & Peripherals		13,445,492

TOTAL INFORMATION TECHNOLOGY		50,543,655

MATERIALS - 2.7%
Chemicals - 1.5%
CF Industries Holdings Inc.	13,919	1,195,503
Huntsman Corp.	59,534	1,746,727

Total Chemicals		2,942,230

Containers & Packaging - 0.5%
International Paper Co.	28,164	1,024,888

Metals & Mining - 0.7%
Steel Dynamics Inc.	10,000	1,261,100

TOTAL MATERIALS		5,228,218

REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Gaming and Leisure Properties Inc.	12,909	695,537
Host Hotels & Resorts Inc.	64,561	1,084,625
Lamar Advertising Co., Class A Shares	16,911	1,768,214

Total Equity Real Estate Investment Trusts (REITs)		3,548,376

Real Estate Management & Development - 1.5%
CBRE Group Inc., Class A Shares	18,597	1,583,349	*
Jones Lang LaSalle Inc.	6,894	1,202,727	*

Total Real Estate Management & Development		2,786,076

TOTAL REAL ESTATE		6,334,452

UTILITIES - 2.7%
Electric Utilities - 2.4%
Hawaiian Electric Industries Inc.	18,000	728,100
NRG Energy Inc.	22,349	732,824
Pinnacle West Capital Corp.	12,000	884,160

See Notes to Schedule of Investments.

6	Franklin U.S. Large Cap Equity Fund 2023 Quarterly Report

FRANKLIN U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2023
(Percentages shown based on Fund net assets)

SECURITY		SHARES	VALUE
Electric Utilities - (continued)
Portland General Electric Co.		25,460	$1,216,988
PPL Corp.		34,516	934,348

Total Electric Utilities			4,496,420

Gas Utilities - 0.3%
National Fuel Gas Co.		11,522	659,980

TOTAL UTILITIES			5,156,400

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $173,094,615)			189,894,086

	RATE
SHORT-TERM INVESTMENTS - 1.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $2,011,723)	4.498%	2,011,723	2,011,723	(a)

TOTAL INVESTMENTS - 100.3% (Cost - $175,106,338)			191,905,809
Liabilities in Excess of Other Assets - (0.3)%			(501,491)

TOTAL NET ASSETS - 100.0%			$191,404,318

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Franklin U.S. Large Cap Equity Fund 2023 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services –Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$189,894,086	—	—	$189,894,086
Short-Term Investments†	2,011,723	—	—	2,011,723

Total Investments	$191,905,809	—	—	$191,905,809

†	See Schedule of Investments for additional detailed categorizations.

10